ACQUISITIONS AND DISPOSALS - Income Statement (Details) - Discontinued Operations, Disposed of by Sale - Automotive Business - USD ($) $ in Thousands		12 Months Ended
	Nov. 18, 2020	Dec. 31, 2021	Dec. 31, 2020
Consolidated statements of operations and comprehensive earnings (loss)
Revenue		$ 0	$ 196,609
Cost of sales		0	169,108
Gross margin		0	27,501
Expenses		285	19,878
Gain on sale of Automotive Business		0	(27,137)
Earnings before income taxes		(285)	34,760
Income tax expense on gain of sale of Automotive Business	$ (11,914)	0	(11,914)
Income tax expense		0	(2,036)
Net earnings from discontinued operations		(285)	20,810
Cash flows used in discontinued operations
Net cash used in operating activities		(860)	(2,919)
Net cash used in investing activities(1)		0	(1,277)
Net cash used in discontinued operations		$ (860)	$ (4,196)